Operating Segments (Schedule of Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Sales	$ 7,153	$ 6,841	$ 7,536
% of sales	100.00%	100.00%	100.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,325	$ 1,228	$ 1,530
% of sales	19.00%	18.00%	20.00%
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,244	$ 1,176	$ 1,262
% of sales	17.00%	17.00%	17.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,175	$ 1,068	$ 1,059
% of sales	16.00%	16.00%	14.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 352	$ 317	$ 428
% of sales	5.00%	5.00%	6.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 326	$ 301	$ 348
% of sales	5.00%	4.00%	5.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 309	$ 285	$ 274
% of sales	4.00%	4.00%	4.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 289	$ 315	$ 340
% of sales	4.00%	5.00%	5.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 261	$ 256	$ 254
% of sales	4.00%	4.00%	3.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 239	$ 197	$ 196
% of sales	3.00%	3.00%	3.00%
Italy [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 155	$ 138	$ 149
% of sales	2.00%	2.00%	2.00%
Other [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,478	$ 1,560	$ 1,696
% of sales	21.00%	22.00%	21.00%